PNC Funds

Institutional Shares

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Supplement dated December 22, 2008

to the

Prospectus dated September 28, 2008

Appointment of new sub-adviser for the International Equity Fund

At its meeting on October 30, 2008, the shareholders of the International Equity Fund (the “Fund”) approved GE Asset Management Incorporated (“GEAM”) as a sub-adviser to Fund in addition to the Fund’s current sub-advisers, Artio Global Management LLC and Morgan Stanley Investment Management Limited. It is anticipated that GEAM will begin acting as sub-adviser during the first quarter of 2009.

PNC

EQUITY AND FIXED INCOME FUNDS

A and C Shares

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Supplement dated December 22, 2008

to the

Prospectus dated September 28, 2008

Appointment of new sub-adviser for the International Equity Fund

At its meeting on October 30, 2008, the shareholders of the International Equity Fund (the “Fund”) approved GE Asset Management Incorporated (“GEAM”) as a sub-adviser to Fund in addition to the Fund’s current sub-advisers, Artio Global Management LLC and Morgan Stanley Investment Management Limited. It is anticipated that GEAM will begin acting as sub-adviser during the first quarter of 2009.